As filed with the Securities and Exchange Commission on August 4, 2022

Securities Act File No. 333-253222
Investment Company File No. 811-23643

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒
(Check appropriate box or boxes)

PUTNAM ETF TRUST
(Exact name of Registrant as specified in its charter)

100 Federal Street
Boston, MA 02110
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (617) 292-1000

Stephen J. Tate
Putnam ETF Trust
100 Federal Street
Boston, MA 02110
(Name and Address of Agent for Service)

Copy to:
Jon S. Rand, Esq.	Stephanie A. Capistron, Esq.
Dechert LLP	Dechert LLP
1095 Avenue of the Americas	One International Place, 40th Floor
New York, New York 10036-6797	100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to paragraph (b)

[ X ]	On September 5, 2022 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	On (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ X ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Shares of the Putnam BDC Income ETF, Putnam BioRevolution ETF, Putnam Emerging Markets ex-China ETF

This Post-Effective Amendment No. 5 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate September 5, 2022, as the new effective date for Post-Effective Amendment No. 3 filed pursuant to Rule 485(a) under the Securities Act on May 23, 2022. This Post-Effective Amendment No. 5 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 3.

This Post-Effective Amendment relates solely to the Registrant’s Putnam BDC Income ETF, Putnam BioRevolution ETF, and Putnam Emerging Markets ex-China ETF series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PUTNAM ETF TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Putnam ETF Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 23, 2022 (“Amendment No. 3/4”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 3/4 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 23, 2022.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 3/4 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 23, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 4th day of August, 2022.

Putnam ETF Trust

By: /s/ Aaron Cooper
Aaron Cooper, President, Principal Executive Officer
and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

/s/ Aaron Cooper
Aaron Cooper	President, Principal Executive Officer and Trustee

/s/ Janet Smith
Janet Smith	Vice President, Principal Financial Officer, Principal
Accounting Officer and Treasurer

Liaquat Ahamed*	Chair, Trustee

Katinka Domotorffy*	Trustee

Catharine Bond Hill*	Trustee

Mona K. Sutphen*	Trustee

By: /s/ Stephen J. Tate, as Attorney-in-Fact
August 4, 2022

Signed pursuant to power of attorney filed in the Initial Registration
Statement of the Trust on February 17, 2021.